Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Long-term Purchase Commitment [Line Items]
Contractual Obligations	$ 7,224
Contractual Obligations, 2018	4,862
Contractual Obligations, 2019	2,362
Capital Commitments
Long-term Purchase Commitment [Line Items]
Contractual Obligations	7,224
Contractual Obligations, 2018	4,862
Contractual Obligations, 2019	$ 2,362